Trade accounts receivable, net of allowances - Additional Information (Detail) - Cumulative Effect, Period of Adoption, Adjustment $ in Thousands	Dec. 31, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Change in accounting standard ASC 326	$ (1,076)
Accumulated losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Change in accounting standard ASC 326	(1,076)
Accumulated losses | Accounting Standards Update 2016-13
Accounts, Notes, Loans and Financing Receivable [Line Items]
Change in accounting standard ASC 326	$ 1,076